SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended
	Jan. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrants available for purchase (in shares)	70,357,155
Per unit price (in dollars per share)	$ 0.028
Total gross proceeds	$ 1,970
Common stock, par value (in dollars per share)	$ 0.014	$ 0.001	$ 0.001	$ 0.001
Preferred stock, par value (in dollars per share)		$ 0.001	$ 0.001
1149 South LA Street Fashion District
Contract damages	$ 580.00
Common Stock
Common stock, par value (in dollars per share)	$ 0.014
Convertible preferred stock, shares issued upon conversion			10,000
Preferred Stock Series V
Shares sold (in shares)	14,071,431,000
Preferred stock, par value (in dollars per share)	$ 0.14